ALLIANCE MUNICIPAL TRUST -FLORIDA PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           FLORIDA MUNICIPAL BONDS-88.2%
           ALACHUA CITY IDA
           (Sabine Inc. Project)
           Series '95 AMT VRDN(a)
$  2,365   9/01/15                                 4.30%     $ 2,365,000
           BREVARD COUNTY HFA MFHR
           (Palm Place Project) VRDN(a)
   1,000   12/01/07                                4.25        1,000,000
           BROWARD COUNTY HFA MFHR
           (Harbour Town Jacaranda Project)
           Series '95B VRDN(a)
   1,400   12/01/25                                4.25        1,400,000
           BROWARD COUNTY HFA SFMR
           Series '97B AMT PPB(a)
   2,500   10/01/30                                4.05        2,500,000
           DADE COUNTY
           Capital Asset Series '90 VRDN(a)
   1,450   10/01/10                                4.45        1,450,000
           DADE COUNTY HFA SFMR
           (Home Mortgage Revenue)
           Series '96 AMT PPB(a)
   4,000   4/01/30                                 4.00        4,000,000
           DADE COUNTY IDA
           (DNS Manufacturing Project)
           Series '89 AMT VRDN(a)
   2,625   11/01/09                                4.25        2,625,000
           DADE COUNTY IDA
           (Ivax Laboratories)
           Series '88 VRDN(a)
   1,600   3/01/08                                 4.45        1,600,000
           DADE COUNTY IDB
           (All Interior Supply Inc.)
           AMT VRDN(a)
     550   12/01/06                                4.20          550,000
           DADE COUNTY IDB
           (Bentley's Luggage Corp.)
           AMT VRDN(a)
   1,000   12/01/06                                4.20        1,000,000
           DADE COUNTY IDB
           (Pot Company Inc.) AMT VRDN(a)
     550   12/01/06                                4.20          550,000
           DADE COUNTY PUBLIC SERVICE
           TAX REVENUE
           FSA
   1,925   10/01/97                                3.96        1,929,931
           ESCAMBIA COUNTY SFHR
           (Multi County Program)
           Series '97 B AMT PPB(a)
   4,000   4/01/30                                 3.75        4,000,000
           FLORIDA HFA MFHR
           (Ashley Lake ll)
           Series J AMT VRDN(a)
   3,000   12/01/11                                4.20        3,000,000
           FLORIDA HFA MFHR
           (Banyan Bay Apts.)
           Series '95L VRDN(a)
   5,275   12/01/25                                4.45        5,275,000
           FLORIDA HFA MFHR
           (Huntington Project) VRDN(a)
   1,500   12/01/08                                4.30        1,500,000
           FLORIDA HFA MFHR
           (Lakes of Northdale Project)
           Series '84D VRDN(a)
   1,000   6/01/07                                 4.30        1,000,000
           FLORIDA HFA MFHR
           (Monterey Lake Project) VRDN(a)
   2,000   10/01/05                                4.30        2,000,000
           HILLSBOROUGH COUNTY HFA SFMR
           Series '97 AMT PPB(a)
   2,500   10/01/30                                3.65        2,497,581
           HILLSBOROUGH COUNTY IDA
           (Seaboard System)
           Series '83 VRDN(a)
     100   10/15/99                                4.10          100,000
           HILLSBOROUGH COUNTY IDR
           (Semigraphic Arts)
           Series '87 AMT VRDN(a)
     550   9/01/07                                 4.20          550,000
           HILLSBOROUGH COUNTY PCR
           (Tampa Electric Project)
           Series '93 AMT VRDN(a)
     600   11/01/20                                4.30          600,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           JACKSONVILLE HOSPITAL REVENUE
           (University Medical Center Project)
           Series '88 VRDN(a)
$  1,500   2/01/18                                 4.33%     $ 1,500,000
           JACKSONVILLE HOSPITAL REVENUE
           (University Medical Center Project)
           Series '89 VRDN(a)
   5,000   2/01/19                                 4.33        5,000,000
           JACKSONVILLE IDR
           (Columbia Paving Inc.)
           AMT VRDN(a)
     600   9/01/07                                 4.15          600,000
           JACKSONVILLE IDR
           (St. John's Medical Investors)
           Series '96 VRDN(a)
   2,130   1/01/15                                 4.25        2,130,000
           JACKSONVILLE IDR
           (University of Florida
           Health Science Center)
           Series '89 VRDN(a)
     900   7/01/19                                 4.38          900,000
           LATANA WATER & SEWER REVENUE
           FGIC
     150   10/01/97                                4.00          150,359
           LEE COUNTY HFA SFMR
           (Multi-County Program)
           Series '97A AMT PPB(a)
   1,400   9/01/30                                 3.70        1,400,000
           LEE COUNTY IDA
           (Christian & Missionary Project)
           VRDN(a)
   2,500   4/01/10                                 4.25        2,500,000
           LEON COUNTY SALES & SEWER TAX REVENUE
           (Criminal Detention Facility Project)
           AMBAC
     400   10/01/97                                3.65          401,921
           MANATEE COUNTY SCHOOL BOARD COP
           Master Lease Program
           Series '96 MBIA
   1,000   7/01/97                                 4.25        1,000,000
           MARION COUNTY HFA MFHR
           (Paddock Place Project)
           Series '85F VRDN(a)
   1,100   12/01/07                                4.25        1,100,000
           MARION COUNTY HFA MFHR
           (Summer Trace Project)
           Series '85D VRDN(a)
   2,300   12/01/07                                4.25        2,300,000
           MONROE COUNTY SALES TAX REVENUE
           MBIA
     100   4/01/98                                 4.00          101,091
           ORANGE COUNTY HFA MFHR
           (Sundown Assoc. II)
           Series B VRDN(a)
   1,000   6/01/04                                 4.30        1,000,000
           ORANGE COUNTY HFA SFMR
           Series '96B AMT PPB(a)
   2,000   4/01/29                                 3.70        2,000,000
           PALM BEACH COUNTY SFMR
           Series '97B AMT PPB(a)
   2,500   10/01/30                                3.95        2,500,000
           PALM BEACH MFHR
           (Lake Crystal)
           Series '88A AMT VRDN(a)
   1,595   9/01/13                                 4.30        1,595,000
           PINELLAS COUNTY
           (Resource Recovery Revenue)
           Series '96 MBIA AMT
   2,770   10/01/97                                3.96        2,773,723
           PINELLAS COUNTY
           (Resource Recovery Revenue)
           Series A MBIA
   2,625   10/01/97                                3.59        2,642,456
           PINELLAS COUNTY HEALTH FACILITIES
           (Mease Manor, Inc.)
           Series '95 VRDN(a)
   4,150   11/01/15                                4.30        4,150,000


2



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           POLK COUNTY IDR
           (Protel Inc.) AMT VRDN(a)
$    400   9/01/07                                 4.20%     $   400,000
           SEMINOLE COUNTY SCHOOL DISTRICT RAN
           Series '97
   1,000   2/17/98                                 3.65        1,001,366

           Total Municipal Bonds
           (amortized cost $78,637,637)                       78,638,428

           COMMERCIAL PAPER-14.5%
           FLORIDA-12.8%
           CITY OF JACKSONVILLE
   3,000   7/24/97                                 4.00        3,000,000
           FLORIDA LOCAL
           GOVERNMENT COMMISSION
           (Assoc. of Counties)
   1,960   7/23/97                                 3.75        1,960,000
           FLORIDA LOCAL
           GOVERNMENT COMMISSION
           (Assoc. of Counties)
   1,000   9/12/97                                 3.75        1,000,000
           HILLSBOROUGH COUNTY
           (Tampa Intl. Airport)
           Series '94 AMT
   2,000   7/16/97                                 3.90        2,000,000
           INDIAN RIVER HOSPITAL DISTRICT
           Series '90
   3,500   7/25/97                                 3.70        3,500,000
                                                             ------------
                                                              11,460,000

           PUERTO RICO-1.7%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   1,500   7/14/97                                 3.85        1,500,000

           Total Commercial Paper
           (amortized cost $12,960,000)                       12,960,000

           TOTAL INVESTMENTS-102.7%
           (amortized cost $91,597,637)                       91,598,428
           Other assets less liabilities-(2.7%)               (2,449,498)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           89,150,116 shares outstanding)                    $89,148,930


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American municipal bond assurance corporation
     AMT   Alternative minimum tax
     COP   Certificate of participation
     FGIC  Financial guaranty insurance company
     FSA   Financial security assurance
     HFA   Housing finance agency/authority
     IDA   Industrial development authority
     IDB   Industrial development board
     IDR   Industrial development revenue
     MBIA  Municipal bond investors assurance
     MFHR  Multi-family housing revenue
     PCR   Pollution control revenue
     RAN   Revenue anticipation note
     SFHR  Single family housing revenue
     SFMR  Single family mortgage revenue

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $3,869,205

EXPENSES
  Advisory fee (Note B)                               $  533,806
  Distribution assistance and administrative
    service (Note C)                                     450,269
  Custodian fees                                          71,284
  Transfer agency (Note B)                                49,505
  Printing                                                33,386
  Audit and legal fees                                    14,096
  Registration fees                                       12,174
  Amortization of organization expense                     4,329
  Trustees' fees                                           2,950
  Miscellaneous                                            7,611
  Total expenses                                       1,179,410
  Less: expense reimbursement and fee waiver            (481,813)
  Net expenses                                                         697,597
  Net investment income                                              3,171,608

UNREALIZED GAIN ON INVESTMENTS
  Net change in unrealized appreciation of investments                     791

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $3,172,399


See notes to financial statements.


4



STATEMENT OF CHANGES
IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

                                                                     JULY 28,
                                                     YEAR ENDED     1995(A) TO
                                                    JUNE 30,1997   JUNE 30,1996
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $ 3,171,608    $ 1,798,513
  Net realized loss on investment transactions               -0-        (1,977)
  Net change in unrealized appreciation of
    investments                                             791             -0-
  Net increase in net assets from operations          3,172,399      1,796,536

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (3,171,608)    (1,798,513)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                   (2,031,246)    91,181,362
  Total increase (decrease)                          (2,030,455)    91,179,385

NET ASSETS
  Beginning of period                                91,179,385             -0-
  End of period                                     $89,148,930    $91,179,385


(a)  Commencement of operations

     See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio") and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Florida Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1996 to May 31, 1997 for expenses exceeding .65 of 1% of its average daily net assets and from June 1, 1997 to June 30, 1997 for expenses exceeding .70 of 1% of its average daily net assets. For the year ended June 30, 1997, the reimbursement amounted to $375,051. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $22,601 for the year ended June 30, 1997.


6



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $266,904 of which $106,762 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $183,365 of which $92,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carry forward of $1,977 which expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1997, capital paid-in aggregated $89,150,116. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED    JULY 28,1995(A)
                                                  JUNE 30,         THROUGH
                                                    1997        JUNE 30, 1996
                                               -------------   ---------------
Shares sold                                     509,670,004      355,151,881
Shares issued on reinvestments of dividends       3,171,608        1,798,513
Shares redeemed                                (514,872,858)    (265,769,032)
Net increase (decrease)                          (2,031,246)      91,181,362


(a)  Commencement of operations.


7



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                JULY 28,1995(A)
                                                     YEAR ENDED      THROUGH
                                                       JUNE 30,     JUNE 30,
                                                         1997         1996
                                                      ---------  --------------
Net asset value, beginning of period                    $ 1.00      $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                 .030        .030

LESS DIVIDENDS
Dividends from net investment income                     (.030)      (.030)
Net asset value, end of period                          $ 1.00      $ 1.00
Total investment return based on net asset value (c)      3.03%       3.32%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $89,149     $91,179
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements              .65%        .58%(d)
  Expenses, before waivers and reimbursements             1.10%       1.24%(d)
  Net investment income (b)                               2.97%       3.12%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


8



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO

We have audited the accompanying statement of net assets of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



McGladrey & Pullen, LLP
New York, New York
July 29, 1997


9


ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 6 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AFLAR